STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss - beginning balance		$ 0	$ (327,989)	$ (286,094)	$ (328,277)
Other comprehensive income (loss) before reclassification			21,176	(50,243)	33,495
Reclassified from accumulated other comprehensive loss			1,146	8,348	8,688
Net current period other comprehensive income (loss)		(8,641)	22,322	(41,895)	42,183
Foreign currency exchange rate impact			0	0	0
Accumulated other comprehensive loss - ending balance			(305,667)
Fair value fresh-start adjustment			305,667
Accumulated other comprehensive loss - ending balance			0
Accumulated other comprehensive loss - ending balance		(8,641)	0	(327,989)	(286,094)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss - beginning balance		0	(137,867)	(79,066)	(149,721)
Other comprehensive income (loss) before reclassification			23,004	(36,562)	30,196
Reclassified from accumulated other comprehensive loss			0	0	0
Net current period other comprehensive income (loss)		(16,440)	23,004	(36,562)	30,196
Foreign currency exchange rate impact			(1,551)	(22,239)	40,459
Accumulated other comprehensive loss - ending balance			(116,414)
Fair value fresh-start adjustment			116,414
Accumulated other comprehensive loss - ending balance			0
Accumulated other comprehensive loss - ending balance		(16,440)	0	(137,867)	(79,066)
Pension Liability Adjustments
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss - beginning balance	[1]	0	(189,734)	(206,682)	(178,556)
Other comprehensive income (loss) before reclassification	[1]		0	(13,175)	3,713
Reclassified from accumulated other comprehensive loss	[1]		0	7,884	8,620
Net current period other comprehensive income (loss)	[1]	6,389	0	(5,291)	12,333
Foreign currency exchange rate impact	[1]		1,551	22,239	(40,459)
Accumulated other comprehensive loss - ending balance	[1]		(188,183)
Fair value fresh-start adjustment	[1]		188,183
Accumulated other comprehensive loss - ending balance	[1]		0
Accumulated other comprehensive loss - ending balance	[1]	6,389	0	(189,734)	(206,682)
Unrealized Loss on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss - beginning balance	[2]	0	(388)	(346)	0
Other comprehensive income (loss) before reclassification	[2]		(1,828)	(506)	(414)
Reclassified from accumulated other comprehensive loss	[2]		1,146	464	68
Net current period other comprehensive income (loss)	[2]	1,410	(682)	(42)	(346)
Foreign currency exchange rate impact	[2]		0	0	0
Accumulated other comprehensive loss - ending balance	[2]		(1,070)
Fair value fresh-start adjustment	[2]		1,070
Accumulated other comprehensive loss - ending balance	[2]		0
Accumulated other comprehensive loss - ending balance	[2]	$ 1,410	$ 0	$ (388)	$ (346)

[1]	Reclassification of amounts related to pension liability adjustments were included as a component of net periodic pension cost. For further details on additional pension liability recorded during fiscal year 2019, see Note 14.
[2]	Reclassification of amounts related to cash flow hedges were included as direct costs.